Vessels and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2022	$2,388,615	$(727,814)	$(29,421)	$1,631,380
Additions	2,794	—	—	2,794
Drydock costs	19,375	—	—	19,375
Disposals	(12,350)	12,350	—	—
Depreciation and write down for the period (1)	—	(110,902)	(49,649)	(160,551)
Vessels, December 31, 2023	$2,398,434	$(826,366)	$(79,070)	$1,492,998
Additions	74	—	—	74
Drydock costs	58	—	—	58
Depreciation and write down for the period (1)	—	(55,490)	(16,384)	(71,874)
Vessels, June 30, 2024	$2,398,566	$(881,856)	$(94,454)	$1,421,256
(1)	The carrying values of each of the Dan Cisne and the Dan Sabia were written down to their respective estimated fair values as of June 30, 2023 and further as of June 30, 2024. See Note 19—Impairment of long-lived assets.

Schedule of drydocking activity

(U.S. Dollars in thousands)	At June 30, 2024	At December 31, 2023
Balance at the beginning of the year	$40,587	$24,595
Costs incurred for drydocking	58	19,375
Costs re-allocated to drydocking due to change of contract	—	7,849
Drydock amortization	(6,744)	(11,232)
Balance at period end	$33,901	$40,587